UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31,
2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new
holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Moody, Aldrich, & Sullivan, LLC
Address: 	100 Cummings Center
         		Suite 104Q
         		Beverly, MA  01982
13F File Number: 028-04634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	William B. Moody
Title:    	Principal
Phone:    	978-232-9315
Signature, Place, and Date of Signing:
    William B. Moody    Beverly, MA    April 25, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934
WILLIAM B. MOODY

FORM 13F SUMMARY PAGE
Report Summary:  13FHR
Number of Other Included Managers:   	None
Form 13F Information Table Entry Total:   	47
Form 13F Information Table Value Total:   	$143,389,000
List of Other Included Managers:  None


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                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp              COM              00163T109     4573   185880 SH       SOLE                   163530             22350
AVX Corp                       COM              002444107     1795   104000 SH       SOLE                    91250             12750
Amer Pwr Conversion            COM              029066107     1989   154290 SH       SOLE                   135770             18520
Anadarko Petroleum             COM              032511107     2719    43308 SH       SOLE                    38395              4913
Apache Corp                    COM              037411105     3005    52160 SH       SOLE                    46250              5910
Avant Corporation              COM              053487104     3734   216460 SH       SOLE                   191000             27060
BB&T Corp                      COM              054937107     3448    98030 SH       SOLE                    86240             11790
Bank One Corp                  COM              06423A103     3009    83170 SH       SOLE                    73630              9540
Bear Stearns Co Inc            COM              073902108     2583    56480 SH       SOLE                    49550              6930
Bowater, Inc                   COM              102183100     2678    56500 SH       SOLE                    49080              7420
CMS Energy                     COM              125896100     3669   124010 SH       SOLE                   109210             14800
Cardinal Health                COM              14149Y108     1495    15449 SH       SOLE                    13589              1860
Clayton Homes                  COM              184190106     2867   237900 SH       SOLE                   208950             28950
Comdisco Inc                   COM              200336105     2326   290800 SH       SOLE                   258630             32170
Compuware Corp                 COM              205638109     1886   193430 SH       SOLE                   169930             23500
CountryWide Credit             COM              222372104     6608   133910 SH       SOLE                   117800             16110
Engelhard Corp                 COM              292845104     5161   199580 SH       SOLE                   172380             27200
Entergy Corp                   COM              29364G103     4531   119240 SH       SOLE                   104860             14380
Everest Re Group Ltd           COM              G3223R108     3595    54050 SH       SOLE                    47430              6620
FedEx Corp                     COM              31428X106     3857    92530 SH       SOLE                    81460             11070
Franklin Resources             COM              354613101     3077    78670 SH       SOLE                    69550              9120
Hon Industries Inc             COM              438092108     2136    92980 SH       SOLE                    80180             12800
Hubbell Inc Cl B               COM              443510201     2066    88690 SH       SOLE                    77940             10750
John Hancock Fin Svc           COM              41014S106     5934   154340 SH       SOLE                   134990             19350
Johnson Controls               COM              478366107     2452    39250 SH       SOLE                    34480              4770
Jones Apparel Group            COM              480074103     4942   130730 SH       SOLE                   114910             15820
KB Home                        COM              48666K109     1910    58520 SH       SOLE                    50270              8250
Key Energy Svcs                COM              492914106     3489   326120 SH       SOLE                   287270             42150
Lennar Corp                    COM              526057104     1840    46170 SH       SOLE                    40570              5600
MBIA Inc                       COM              55262C100     5308    65792 SH       SOLE                    56742              9050
MBNA Corp                      COM              55262L100     4651   140520 SH       SOLE                   125370             15150
Martin Marietta Matls          COM              573284106     2372    55560 SH       SOLE                    48340              7220
NiSource Inc                   COM              65473P105     4524   145380 SH       SOLE                   126930             18450
OM Group Inc                   COM              670872100     4022    75535 SH       SOLE                    66285             10000
Progress Energy Inc            COM              743263105     1666    38690 SH       SOLE                    34240              4450
Progress Energy-CVO            COM              743263AA3        0    69320 SH       SOLE                    58490             10830
Reinsurance Gr Of Am           COM              759351109     3021    78397 SH       SOLE                    67647             10750
Republic Services Inc          COM              760759100     2814   150080 SH       SOLE                   132180             17900
Scana Corp                     COM              80589M102     2575    94847 SH       SOLE                    82700             12147
Sherwin-Williams               COM              824348106     4189   164400 SH       SOLE                   143750             20650
Stride Rite Corp               COM              863314100      113    15000 SH       SOLE                    15000              6700
TJX Companies                  COM              872540109     2679    83710 SH       SOLE                    73780              9930
Teleflex Inc                   COM              879369106     2579    62980 SH       SOLE                    55430              7550
Teradyne Inc                   COM              880770102     2419    73310 SH       SOLE                    64520              8790
Tidewater Inc                  COM              886423102     2937    64972 SH       SOLE                    57612              7360
Trizec Hahn Corp               COM              896938107     2929   194590 SH       SOLE                   168390             26200
Wellpoint Health Net           COM              94973H108     1215    12750 SH       SOLE                    12690                60